Related Parties Transactions - Details of Transactions Between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [Line Items]
Revenues	$ 350	$ 438	$ 410
Operating Costs and Expenses	1,040	1,379	1,270
Non-operating Income and Expenses	45	31	32
Receivables	17	24		$ 1
Payables	654	918		$ 22
Acquisition of property, plant and equipment	242	312	390
Prepaid rents - current		205
Prepaid rents - noncurrent		1,346
Prepaid rents		1,551
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	274	344	344
Operating Costs and Expenses	964	1,304	1,197
Non-operating Income and Expenses	41	31	32
Receivables	10	11
Payables	651	914
Customers' deposits	8	6
Acquisition of property, plant and equipment	242	312	390
Joint ventures [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	0	0	1
Operating Costs and Expenses	0	0	2
Others [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	76	94	65
Operating Costs and Expenses	76	75	71
Non-operating Income and Expenses	4	0	$ 0
Receivables	7	13
Payables	$ 3	$ 4